LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS	12 Months Ended
Dec. 31, 2024
Text Block [Abstract]
LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS
8.	LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS
Long-term prepayments, deposits and other assets consisted of the following:

	December 31,
	2024	2023
Deferred financing costs, net	$35,927	$16,183
Deposits and advance payments for acquisition of property and equipment	23,482	7,709
Input value-added tax, net	21,316	19,232
Entertainment production costs, net (1)	16,833	—
Other long-term assets	15,194	17,983
Other deposits	11,129	11,178
Deferred rent assets	7,366	17,905
Long-term prepayments	603	10,130
Long-term casino accounts receivable, net of allowances for credit losses of $2,391 and $2,377 (2)	—	—

Long-term prepayments, deposits and other assets	$131,850	$100,320

(1)
Entertainment production costs represent amounts incurred and capitalized for the entertainment show in City of Dreams and will be amortized over the estimated useful life of the entertainment show of 10 years upon the commencement of the show. No amortization expenses of such entertainment production costs were recognized during the year ended December 31, 2024.

(2)
Long-term casino accounts receivable, net represent receivables from casino customers where settlements are not expected within the next year. Reclassifications to current accounts receivable, net, are made when settlement of such balances are expected to occur within one year.